Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	CALIBERCOS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41703
Entity Tax Identification Number	47-2426901
Entity Address, Address Line One	8901 E. Mountain View Rd.
Entity Address, Address Line Two	Ste. 150
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	(Zip Code)
City Area Code	480
Local Phone Number	295-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001
Trading Symbol	CWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001627282